INVENTORY (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Finished goods	R$ 2,990.3	R$ 4,094.0
Work in progress	826.5	845.7
Raw materials and consumables	4,599.9	6,798.3
Spare parts and others	806.9	986.9
Prepayments	537.9	358.3
Impairment losses	(142.5)	(160.2)
Total	R$ 9,619.0	R$ 12,923.0